BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
29.a. Balances and transactions with related parties
The main balances of assets and liabilities with related parties arise from transactions with companies related to the controlling group, which were carried out at prices and other commercial conditions as agreed in a contract between the parties and refer to:
a)Fixed and mobile telephone services, provided to Telefónica Group companies.
b)Fiber optic network construction consultancy service.
c)Values referring to installments receivable as a result of the sale of equity interests and capital contributions, as well as the updating of these values.
d)Shared services, passed on at the cost actually incurred.
e)Right to use certain software licenses and contracted maintenance and support services.
f)International transmission infrastructure for various contracted data circuits and connection services.
g)Adquira Sourcing Platform, an online solution for negotiating the purchase and sale of various types of goods and services.
h)Cost Sharing Agreement, reimbursement of expenses related to the digital business.
i)Financial Clearing House Roaming, inflows of funds for payments and receipts arising from the roaming operation.
j)Data communication services and integrated solutions.
k)Long-distance calling and international roaming services
l)Disposal of assets
m)Brand Fee, for the assignment of use of brand rights.
n)Rental of buildings, data circuit or infrastructure.
o)Factoring operations, financing line for services provided by Telefónica Group suppliers.
p)Contracts for the assignment of rights to use the pipeline network, duct rental services for fiber optics and right-of-way occupation contracts with various highway concessionaires.
The Company and its subsidiaries sponsor pension plans and other post-employment benefits for its employees with Visão Prev and Sistel (Note 31.).
Telefônica Corretora de Seguros (“TCS“) acts as an intermediary in transactions between insurance companies and the Company and its subsidiaries in the acquisition of insurance for cell phones, operational risks, general liability, guarantee insurance, among others. There are no balances arising from insurance intermediation between TCS and the Company and its subsidiaries.
The following table summarizes the consolidated balances with related parties:

		Balance Sheet – Assets
		12.31.2024			12.31.2023
Companies	Type of transaction	Cash and cash equivalents	Accounts receivable	Other assets	Cash and cash equivalents	Accounts receivable	Other assets
Parent Companies
Telefónica Móveis Chile	k)	—	1,415	—	—	1,425	—
Telefónica Latinoamerica Holding	d)	—	—	2,389	—	—	26,959
Telefónica	d)	—	—	66	—	—	252
		—	1,415	2,455	—	1,425	27,211
Other Group companies
Telefonica Global Solutions Participações	a) / d) / f) / j) / n)	—	3,331	317	—	5,128	136
Telefónica Venezolana	d) / k)	—	11,857	5,821	—	9,270	3,238
Telefônica Factoring do Brasil	a) / d) / o)	—	2,217	85	—	1,560	40
Telefónica Global Solutions	e) / f) / k)	—	25,626	—	—	15,746	—
Telefónica Innovación Digital	d)	—	—	3,581	—	86	—
Telefónica Moviles Argentina	k)	—	6,183	—	—	5,886	—
Telfisa Global BV	i)	18,308	—	—	19,474	—	—
Telxius Cable Brasil	a) / d) / f) / l)	—	6,644	411	—	17,545	240
Telefonica Ciberseguranca e Tecnologia do Brasil	a) / d) / e) / n)	—	131	18,270	—	496	10,164
Telefônica Infra	c)	—	—	—	—	—	156,775
FiBrasil Infraestrutura e Fibra Ótica	a) / d) / e) / j) / n) / p)	—	958	74,991	—	6,691	39,188
Telefónica IoT & Big Data Tech	c) / d)	—	—	1,292	—	—	20,012
Other		—	4,878	8,177	—	5,091	11,242
		18,308	61,825	112,945	19,474	67,499	241,035
Total		18,308	63,240	115,400	19,474	68,924	268,246

Current assets
Cash and cash equivalents (Note 2.)		18,308	—	—	19,474	—	—
Trade accounts receivable (Note 5.)		—	63,240	—	—	68,924	—
Other assets (Note 11.)		—	—	72,641	—	—	259,426
Non-current assets
Other assets (Note 11.)		—	—	42,759	—	—	8,820

		Balance Sheet – Liabilities
		12.31.2024		12.31.2023
Companies	Type of transaction	Trade accounts payable	Other liabilities and leases	Trade accounts payable	Other liabilities and leases
Parent Companies
Telefónica Móveis Chile	k)	979	—	451	—
Telefónica Latinoamerica Holding	d)	—	1,199	—	997
Telefónica	d) / e) / m)	8,585	128,304	100,886	110
		9,564	129,503	101,337	1,107
Other Group companies
Telefonica Global Solutions Participações	d) / e) / f) / k) / n)	31,843	318	31,475	318
Telefónica Compras Electrónica	g)	29,952	—	25,924	—
Telefónica Innovación Digital	h)	40,613	—	76,682	—
Telefónica Global Technology	e)	5,931	—	16,765	—
Telefónica Global Solutions	e) / f) / j) / k)	55,623	—	45,468	—
Telxius Cable Brasil	d) / f) / n)	50,965	1,572	37,211	1,572
Companhia AIX Participações	p)	2,691	80,549	2,779	31,134
Telefónica IoT & Big Data Tech	h)	31,315	—	27,041	—
Telefonica Ciberseguranca e Tecnologia Do Brasil	d) / e)	111,819	—	66,478	164
FiBrasil Infraestrutura e Fibra Ótica	d) / f)	121,887	13	38,922	487
Other		53,866	2,522	39,754	2,023
		536,505	84,974	408,499	35,698
Total		546,069	214,477	509,836	36,805

Current liabilities
Trade accounts payable and other payables (Note 17.)		546,069	—	509,836	—
Leases (Note 21.)		—	24,335	—	31,134
Other liabilities (Note 23.)		—	133,290	—	5,103
Non-current liabilities
Leases (Note 21.)		—	56,214	—	—
Other liabilities (Note 23.)		—	638	—	568

		Income statement
		2024			2023			2022
Companies	Type of transaction	Operating revenues	Operating revenues (cost and other expenses)	Financial income (expenses)	Operating revenues	Operating revenues (cost and other expenses)	Financial income (expenses)	Operating revenues	Operating revenues (cost and other expenses)	Financial income (expenses)
Parent Companies
Telefónica Móveis Chile	k)	2,852	(3,549)	(11)	2,446	(2,444)	26	—	10,839	2,630
Telefónica Latinoamerica Holding	d)	—	1,099	(38)	—	4,534	(775)	—	16,280	(428)
Telefónica	d) / e) / m)	—	(532,139)	(47,364)	—	(486,147)	7,572	—	(449,933)	12,113
		2,852	(534,589)	(47,413)	2,446	(484,057)	6,823	—	(422,814)	14,315
Other Group companies
Telefonica Global Solutions Participações	a) / d) / e) / f) / k) / j) / n)	6,047	(87,976)	(21)	11,242	(95,885)	—	13,928	(110,417)	—
Telefónica Moviles Argentina	k)	3,204	(7,260)	(1,167)	2,304	(6,194)	132	1,148	(4,848)	(225)
Telefónica Innovación Digital	d) / h)	—	(222,662)	(23,180)	—	(209,100)	10,724	—	(177,107)	5,390
Telefónica Global Technology	e)	—	(77,779)	(5,847)	—	(64,435)	2,555	—	(74,512)	17
Telefónica Global Solutions	e) / f) / j) / k)	41,586	(100,807)	2,213	40,095	(78,611)	(2,547)	50,969	(67,157)	1,055
Telxius Cable Brasil	a) / d) / e) / f) / l)	9,350	(250,233)	(9,884)	8,257	(215,062)	4,579	12,542	(236,318)	1,688
Telefonica Ciberseguranca E Tecnologia do Brasil	a) / d) / e) / n)	351	(278,898)	—	817	(200,290)	—	1,713	(152,374)	—
Telefónica IoT & Big Data Tech	c) / d) / h)	—	(121,052)	(5,732)	—	(114,302)	6,307	—	(101,757)	5,482
FiBrasil Infraestrutura e Fibra Ótica	a) / d) / e) / f) / j) / n) / p) / l)	11,331	(385,680)	12,727	8,658	(215,377)	5,238	7,639	(49,704)	973
Others		8,011	(105,660)	(5,038)	8,596	(94,112)	3,721	8,480	(55,894)	2,520
		79,880	(1,638,007)	(35,929)	79,969	(1,293,368)	30,709	96,419	(1,030,088)	16,900
Total		82,732	(2,172,596)	(83,342)	82,415	(1,777,425)	37,532	96,419	(1,452,902)	31,215
29.b. Management compensation
Consolidated key management compensation paid by the Company to its Board of Directors and Statutory Officers for the years ended December 31, 2024, and 2023 totaled R$67,496 and R$58,266, respectively. Of this amount, R$36,179 (R$31,473 on December 31, 2023) for salaries, benefits and social charges and R$31,317 (R$26,793 on December 31, 2023) for variable compensation.
These were recorded as personnel expenses in General and administrative expenses.
For the years ended December 31, 2024, 2023 and 2022, the Directors and Officers received no pension, retirement or similar benefits.